Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Liabilities

	2022 RMB million	2021 RMB million
Payable for purchase of property, plant and equipment	3,507	3,420
Civil Aviation Development Fund and airport tax payable	554	714
Sales agent deposits	574	446
Other taxes payable	460	501
Deposit received for chartered flights	207	259
Others	2,514	2,438

	7,816	7,778